Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net income	$ 7,118	$ 12,907	$ 62,277	$ 53,846	$ 72,607
Other comprehensive income/(loss):
Foreign currency translation adjustment	(2,469)	(3,189)	(14,003)	(7,175)	(4,401)
Unrealized gain loss due to change in fair value of derivatives, net of tax	0	(35)	(138)	972	1,399
Total other comprehensive income (loss), net of tax	(2,469)	(3,224)	(14,141)	(6,203)	(3,002)
Total comprehensive income	$ 4,649	$ 9,683	$ 48,136	$ 47,643	$ 69,605